Property and equipment, net (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 23,203	¥ 165,362	¥ 175,718